Share-based payment plans - Movements in number and restricted shares awards (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 0.54	$ 0.62	$ 0.89
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 3.31	$ 3.31	$ 3.31
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	16,752,551	10,379,481	9,525,135
Granted during the year	2,640,460	10,550,820	4,426,496
Forfeited during the year	(686,092)	(736,282)	(628,186)
Vested during the year	(5,601,570)	(3,441,468)	(2,943,964)
Outstanding at period end	13,105,349	16,752,551	10,379,481